Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 1,100,000	$ 0.0
Income tax interest or penalties incurred	0	0
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	509,200,000
Income tax examination, penalties and interest incurred	0	$ 0
RH Solutions Insurance (Cayman) Ltd.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	53,300,000
U.S. Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	372,900,000
U.S. Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	2,100,000
U.S. State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	136,300,000
U.S. State | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount	$ 1,800,000